CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 179,440,410	$ 186,379,708	$ 160,008,435
Sales tax	(5,786,615)	(5,793,557)	(3,827,823)
Net revenues	173,653,795	180,586,151	156,180,612
Cost of revenues(including impairment on intangible assets of $nil, $nil and $250,553 for 2011, 2012 and 2013, respectively)	(96,399,886)	(103,130,272)	(91,930,241)
Gross profit	77,253,909	77,455,879	64,250,371
Operating expenses:
Product development (including share-based compensation expense of $614,780, $468,232 and $305,385 for 2011, 2012 and 2013, respectively)	(26,401,720)	(18,382,383)	(15,416,944)
Selling and marketing (including share-based compensation expense of $121,623, $227,804 and $111,198 for 2011, 2012 and 2013, respectively)	(26,674,024)	(24,586,039)	(20,891,615)
General and administrative (including share-based compensation expense of $3,843,119, $3,768,461 and $1,157,146 for 2011, 2012 and 2013, respectively)	(8,976,176)	(11,629,273)	(11,582,200)
Impairment loss on goodwill			(20,255,242)
Impairment loss on intangible assets	(1,562,386)		(3,927)
Total operating expenses	(63,614,306)	(54,597,695)	(68,149,928)
Change in fair value of contingent consideration for business acquisition			(3,729,513)
Government subsidies	2,176,449	301,359	319,319
(Loss) income from operations	15,816,052	23,159,543	(7,309,751)
Interest income	6,763,938	5,231,308	3,569,175
Interest income from loans to third party		453,602	1,193,226
Interest expense	(693,282)	(262,758)	(487,763)
Impairment loss on cost method investment	(2,000,000)
Loss on extinguishment of debt upon prepayment of convertible senior note			(1,567,472)
Exchange gain	1,487,343	387,642
Investment income		261,473	85,561
Net (loss) income before income taxes	21,374,051	29,230,810	(4,517,024)
Income taxes expense	(712,402)	(3,490,842)	(3,137,838)
Net (loss)income	20,661,649	25,739,968	(7,654,862)
Net (loss) income per share, basic	$ 0.01	$ 0.02	$ 0.00
Net (loss) income per share, diluted	$ 0.01	$ 0.01	$ 0.00
Weighted average shares used in calculating basic net (loss) income per share	1,714,924,612	1,661,864,846	1,607,110,119
Weighted average shares used in calculating diluted net (loss) income per share	1,751,621,340	1,721,622,756	1,607,110,119
Net (loss)income	20,661,649	25,739,968	(7,654,862)
Other comprehensive income
Foreign currency translation adjustments	8,944,839	431,986	13,871,922
Comprehensive income	$ 29,606,488	$ 26,171,954	$ 6,217,060